INVENTORIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Raw materials	¥ 14,776	¥ 15,738
Work in progress	1,103	1,526
Finished goods	149,417	110,082
Current inventories	¥ 165,296	¥ 127,346